Annual
Report

[GRAPHIC OMITTED]
ABACUS

                                                                 AUGUST 31, 2002


TEMPLETON GLOBAL
SMALLER COMPANIES FUND, INC.

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FRANKLIN[R] TEMPLETON[R]
INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

[GRAPHIC OMITTED]
SCOTT
Tucker Scott

[GRAPHIC OMITTED]
RUDOLPH
Simon Rudolph


[GRAPHIC OMITTED]
SWEETING
Cynthia Sweeting

                               PORTFOLIO MANAGERS
                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

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

SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON GLOBAL SMALLER COMPANIES FUND SEEKS TO ACHIEVE LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS AT LEAST 80% OF ITS NET ASSETS IN SMALLER COMPANIES, AS DEFINED IN THE FUND'S PROSPECTUS.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Templeton Global Smaller Companies Fund covers the fiscal year ended August 31, 2002. The 12 months under review started with worldwide equity market turmoil exacerbated by the terrorist attacks of September 11. In the six months following the attacks, signs of improving investor sentiment appeared. U.S. unemployment rates declined, inventory reports improved, liquidity increased and consumer confidence rebounded. These factors, coupled with interest rate reductions, benefited global equity markets as investors seemed to anticipate a global economic recovery.

However, during the fiscal year's second half, investors lost confidence in corporate management reliability and financial statement accuracy following several high-profile bankruptcies and investigations. Thus, equity markets declined sharply and remained highly volatile. Investors also became uncertain about the strength and duration of U.S. consumers' spending power as wage growth slowed and unemployment mounted. Additionally, fears of higher oil

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 15.


CONTENTS

Shareholder Letter .........  1

Performance Summary ........  6

Financial Highlights &
Statement of Investments ... 11

Financial Statements ....... 20

Notes to
Financial Statements ....... 23

Independent
Auditors' Report ........... 28

Tax Designation ............ 29

Board Members
and Officers ............... 30

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PYRAMID

Global
Growth
Growth & Income
Income
Tax-Free Income

[GRAPHIC OMITTED]
PIE

Geographic Distribution
Based on Total Net Assets
8/31/02

Europe                            40.4%
Asia                              27.8%
North America                     22.9%
Latin America                      5.2%
Australia & New
Zealand                            0.8%
Mid-East/Africa                    0.7%
Short-Term
Investments & Other
Net Assets                         2.2%


prices and the potential consequences of increased Middle East tensions kept stock prices depressed toward period-end.

Within this demanding environment, Templeton Global Smaller Companies Fund - Class A posted a one-year cumulative total return of -3.59% as of August 31, 2002, as shown in the Performance Summary beginning on page 6. The Fund's return compared favorably with its benchmark, the Morgan Stanley Capital International
(MSCI) World Index, which returned -16.87% for the same period.(1) We sought to avoid fashionable but highly-priced stocks and concentrated on opportunities in the world's out-of-favor markets and sectors. We also focused our attention on long-term opportunities, rather than speculating on short-term market movements. Patient and disciplined value investing has been Templeton's hallmark for many years, and it is appropriate to emphasize that this philosophy continues to drive our stock selection process.

During the period under review, the Fund benefited from several of its holdings' strong performance. An example is Techtronic Industries, a world leader in the design, engineering, manufacturing and marketing of power tools. We believe the company possesses a competitive advantage with its state-of-the-art manufacturing facilities and leading product technologies. In Austria, Erste Bank der Oester Sparkassen's stock appreciated, as this leading commercial bank in Central and Eastern Europe profited from ample growth opportunities from the Czech and Slovak Republics' convergence with the European Union. Hong Kong's Hung Hing Printing Group also contributed to Fund performance. With over a half century's experience printing children's books and packaging toys, we believe the company has realized significant economies of scale and differentiates


1. Source: Standard & Poor's Micropal. The unmanaged MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

itself from other low-cost producers by focusing on quality, fast turnaround and competitive prices.

In the latter half of the reporting period, we initiated positions in several top-quality companies trading at what we believed was a discount to their potential. One such stock is Housing Development Finance Corp. (HDFC), India's premier housing finance company providing housing loans to low-income people in urban areas. In our opinion, the company is well-positioned to benefit from increasing housing development due to India's national housing shortage. Political tensions between India and Pakistan enabled us to purchase HDFC shares at what we considered an attractive valuation. Another example is broad-based media company APN News & Media, Australia's largest regional newspaper, radio broadcasting and outdoor advertising operator with interests in educational publishing and pay television. Investor overreaction to what we believed would be a short-term advertising slowdown provided us with a favorable investment opportunity in this company that could benefit if the advertising market recovers. A third example is VeriSign, a leading supplier of Internet trust services to individuals, web sites and electronic commerce providers for conducting electronic commerce over the Internet. We believe the company, which also sells domain name registration services for web addresses, has the potential to grow as the number of online transactions increases.

At the same time, we sold or reduced our positions in companies whose prospects we believed were fully realized. For example, we sold Germany-based Kamps AG, Europe's largest supplier of bread and bakery products; and Thailand-based Siam City Cement, a cement distribution company and sanitary-ware, bathroom fittings and ceramic floor tiles producer and distributor. Our analysis indicated that these companies'

Top 10 Equity Holdings
8/31/02

Company
SECTOR/INDUSTRY,              % of Total
COUNTRY                       Net Assets
----------------------------------------

Giordano International Ltd.         3.8%
SPECIALTY RETAIL, HONG KONG

Techtronic Industries Co. Ltd.      3.4%
HOUSEHOLD DURABLES,
HONG KONG

Alberto-Culver Co., A               2.7%
HOUSEHOLD PRODUCTS, U.S.

OPG Groep NV                        2.4%
HEALTH CARE PROVIDERS &
SERVICES, NETHERLANDS

Grupo Continental SA                2.2%
BEVERAGES, MEXICO

Hung Hing Printing
Group Ltd.                          2.1%
PAPER & FOREST PRODUCTS,
HONG KONG

Aalberts Industries NV              2.0%
INDUSTRIAL CONGLOMERATES,
NETHERLANDS

SIG Holding AG                      2.0%
MACHINERY, SWITZERLAND

National Bank of Canada             1.9%
BANKS, CANADA

Orion Yhtyma OYJ, B                 1.9%
PHARMACEUTICALS, FINLAND
share prices had reached or exceeded what we believed to be their appropriate value.

Looking forward, we hold a positive outlook for Templeton Global Smaller Companies Fund. Although equity market volatility has reached extreme levels, it has provided us with opportunities to position the Fund for an upturn in the global economic cycle. Therefore, at fiscal year-end we believe the Fund is well-positioned in the current environment while remaining cognizant that threats from terrorism remain high and may cause further global economic and equity market disruptions. We will continue seeking to use volatility prudently by applying our long-held investment philosophy of buying when others are selling due to undue pessimism, and selling when others are buying due to misplaced optimism.

It is important to note that there are special risks associated with global investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 1,165% in the last 14 years, but has suffered 7 quarterly declines of more than 15% during that time.(2) The short-term price volatility of smaller companies and emerging markets can be disconcerting, and declines in excess of 50% are not unusual in emerging markets.

2. Source: Standard & Poor's Micropal. Based on quarterly percentage total return change over 14 years ended 6/30/02. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is market capitalization-weighted and measures the total returns of equity securities available to foreign (non-local) investors in Mexico.

Thank you for investing in Templeton Global Smaller Companies Fund. We appreciate your support and welcome your comments and suggestions.

Sincerely,

/s/TUCKER SCOTT
    Tucker Scott

/s/ SIMON RUDOLPH
    Simon Rudolph

/s/CYNTHIA SWEETING
    Cynthia Sweeting

Portfolio Management Team
Templeton Global Smaller Companies Fund, Inc.



A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.

This discussion reflects our views, opinions and portfolio holdings as of August 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

PERFORMANCE SUMMARY AS OF 8/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Class A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

Class B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

Class C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.



Price and Distribution Information

Class A                        Change         8/31/02   8/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.28          $5.82     $6.10
Distributions (9/1/01-8/31/02)
Dividend Income                $0.0560

Class B                        Change         8/31/02   8/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.29          $5.70     $5.99
Distributions (9/1/01-8/31/02)
Dividend Income                $0.0329

Class C                        Change         8/31/02   8/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.25          $5.75     $6.00
Distributions (9/1/01-8/31/02)
Dividend Income                $0.0026

Advisor Class                  Change         8/31/02   8/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.28          $5.84     $6.12
Distributions (9/1/01-8/31/02)
Dividend Income                $0.0733


6                       Past performance does not guarantee future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -7.80% and -1.42%.

Performance

Class A                              1-Year   5-Year    10-Year
--------------------------------------------------------------------------------
Cumulative Total Return(1)           -3.59%   -20.75%    65.32%
Average Annual Total Return(2)       -9.10%    -5.66%     4.53%
Value of $10,000 Investment(3)       $9,090    $7,471   $15,581
Avg. Ann. Total Return (9/30/02)(4)  -4.56%    -8.23%     3.69%


                                                       Inception
Class B                              1-Year   3-Year   (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           -4.25%   -11.82%    -7.55%
Average Annual Total Return(2)       -8.05%    -4.96%    -2.83%
Value of $10,000 Investment(3)       $9,195    $8,585    $9,001
Avg. Ann. Total Return (9/30/02)(4)  -3.37%    -6.98%    -5.27%


                                                       Inception

Class C                              1-Year   5-Year   (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           -4.12%   -23.73%    16.04%
Average Annual Total Return(2)       -6.02%    -5.47%     1.91%
Value of $10,000 Investment(3)       $9,398    $7,547   $11,487
Avg. Ann. Total Return (9/30/02)(4)  -1.32%    -8.04%     0.54%


Advisor Class(5)                     1-Year   5-Year    10-Year
--------------------------------------------------------------------------------
Cumulative Total Return(1)           -3.27%   -19.58%    68.71%
Average Annual Total Return(2)       -3.27%    -4.26%     5.37%
Value of $10,000 Investment(3)       $9,673    $8,042   $16,871
Avg. Ann. Total Return (9/30/02)(4)   1.56%    -6.87%     4.52%

Ongoing stock market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.                            7

Total Return Index Comparison
for Hypothetical $10,000 Investment

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED DIVIDENDS. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX (CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.

Average Annual Total Return

Class A              8/31/02
----------------------------
1-Year                -9.10%
5-Year                -5.66%
10-Year                4.53%

         Templeton Global
         Smaller Companies   MSCI World
Period   Fund - Class A        Index           CPI
-----------------------------------------------------
9/1/92     $ 9,425            $10,000        $10,000
9/30/92      9,278              9,910         10,028
10/31/92     9,240              9,643         10,063
11/30/92     9,300              9,818         10,077
12/31/92     9,544              9,899         10,070
1/31/93      9,948              9,934         10,119
2/28/93     10,150             10,172         10,155
3/31/93     10,585             10,764         10,190
4/30/93     10,725             11,264         10,219
5/31/93     10,927             11,525         10,233
6/30/93     10,788             11,431         10,248
7/31/93     10,865             11,669         10,248
8/31/93     11,565             12,205         10,276
9/30/93     11,611             11,982         10,298
10/31/93    12,017             12,314         10,340
11/30/93    11,938             11,619         10,347
12/31/93    12,584             12,190         10,347
1/31/94     13,261             12,996         10,375
2/28/94     13,025             12,829         10,411
3/31/94     12,568             12,279         10,446
4/30/94     12,678             12,661         10,461
5/31/94     12,631             12,695         10,468
6/30/94     12,111             12,662         10,503
7/31/94     12,505             12,905         10,532
8/31/94     12,977             13,296         10,574
9/30/94     12,851             12,949         10,603
10/31/94    12,719             13,319         10,610
11/30/94    12,147             12,744         10,624
12/31/94    12,006             12,870         10,624
1/31/95     11,683             12,680         10,666
2/28/95     11,926             12,867         10,709
3/31/95     12,184             13,490         10,744
4/30/95     12,717             13,962         10,780
5/31/95     13,105             14,084         10,801
6/30/95     13,461             14,082         10,823
7/31/95     14,123             14,789         10,823
8/31/95     14,172             14,462         10,851
9/30/95     14,349             14,886         10,873
10/31/95    13,858             14,654         10,909
11/30/95    13,963             15,165         10,901
12/31/95    14,126             15,611         10,893
1/31/96     14,514             15,897         10,958
2/29/96     14,940             15,997         10,993
3/31/96     15,162             16,266         11,050
4/30/96     15,533             16,651         11,093
5/31/96     15,829             16,668         11,114
6/30/96     15,940             16,755         11,121
7/31/96     15,292             16,165         11,142
8/31/96     15,829             16,354         11,163
9/30/96     16,088             16,997         11,199
10/31/96    16,319             17,119         11,234
11/30/96    16,777             18,081         11,256
12/31/96    17,245             17,796         11,256
1/31/97     17,555             18,013         11,292
2/28/97     17,761             18,223         11,327
3/31/97     17,658             17,866         11,355
4/30/97     17,637             18,454         11,369
5/31/97     18,463             19,596         11,362
6/30/97     19,205             20,576         11,376
7/31/97     19,721             21,527         11,389
8/31/97     19,659             20,091         11,411
9/30/97     20,464             21,186         11,439
10/31/97    18,928             20,074         11,468
11/30/97    18,493             20,433         11,461
12/31/97    18,464             20,684         11,447
1/31/98     17,861             21,263         11,469
2/28/98     19,357             22,705         11,491
3/31/98     20,294             23,668         11,513
4/30/98     20,451             23,902         11,534
5/31/98     20,004             23,606         11,554
6/30/98     19,133             24,170         11,568
7/31/98     18,441             24,134         11,582
8/31/98     15,405             20,919         11,596
9/30/98     15,249             21,294         11,610
10/31/98    15,592             23,223         11,638
11/30/98    16,198             24,607         11,638
12/31/98    16,361             25,813         11,631
1/31/99     15,685             26,380         11,659
2/28/99     15,149             25,681         11,673
3/31/99     15,569             26,755         11,708
4/30/99     17,037             27,814         11,793
5/31/99     16,804             26,802         11,793
6/30/99     17,270             28,056         11,793
7/31/99     17,433             27,975         11,828
8/31/99     17,247             27,930         11,857
9/30/99     16,687             27,662         11,914
10/31/99    16,653             29,103         11,935
11/30/99    16,955             29,927         11,942
12/31/99    18,014             32,354         11,942
1/31/00     17,761             30,503         11,978
2/29/00     18,318             30,589         12,049
3/31/00     18,900             32,705         12,148
4/30/00     18,014             31,325         12,155
5/31/00     17,736             30,536         12,170
6/30/00     18,470             31,568         12,233
7/31/00     18,318             30,684         12,261
8/31/00     18,470             31,687         12,261
9/30/00     17,584             30,005         12,325
10/31/00    16,624             29,507         12,346
11/30/00    15,914             27,719         12,353
12/31/00    16,505             28,170         12,346
1/31/01     17,379             28,717         12,423
2/28/01     17,061             26,293         12,473
3/31/01     15,551             24,571         12,502
4/30/01     16,240             26,394         12,552
5/31/01     17,008             26,067         12,608
6/30/01     16,638             25,254         12,630
7/31/01     16,320             24,920         12,594
8/31/01     16,161             23,729         12,594
9/30/01     13,962             21,641         12,651
10/31/01    14,483             22,058         12,608
11/30/01    15,420             23,367         12,587
12/31/01    16,223             23,516         12,538
1/31/02     16,410             22,806         12,566
2/28/02     16,866             22,612         12,617
3/31/02     18,338             23,616         12,687
4/30/02     18,927             22,823         12,758
5/31/02     19,221             22,875         12,758
6/30/02     18,151             21,491         12,766
7/31/02     16,089             19,682         12,780
8/31/02     15,581             19,723         12,822


Average Annual Total Return

Class B                   8/31/02
---------------------------------
1-Year                     -8.05%
3-Year                     -4.96%
Since Inception (1/1/99)   -2.83%


         Templeton Global
         Smaller Companies   MSCI World
Period   Fund - Class B        Index           CPI
-----------------------------------------------------
1/1/99     $10,000            $10,000        $10,000
1/31/99      9,573             10,220         10,024
2/28/99      9,245              9,949         10,036
3/31/99      9,487             10,365         10,066
4/30/99     10,385             10,776         10,140
5/31/99     10,242             10,383         10,140
6/30/99     10,513             10,869         10,140
7/31/99     10,613             10,838         10,170
8/31/99     10,484             10,820         10,194
9/30/99     10,142             10,716         10,243
10/31/99    10,118             11,275         10,262
11/30/99    10,287             11,594         10,268
12/31/99    10,914             12,534         10,268
1/31/00     10,759             11,817         10,299
2/29/00     11,084             11,850         10,360
3/31/00     11,423             12,670         10,444
4/30/00     10,883             12,136         10,451
5/31/00     10,713             11,830         10,463
6/30/00     11,145             12,230         10,518
7/31/00     11,037             11,887         10,542
8/31/00     11,114             12,276         10,542
9/30/00     10,590             11,624         10,597
10/31/00     9,985             11,431         10,615
11/30/00     9,569             10,738         10,621
12/31/00     9,929             10,913         10,615
1/31/01     10,428             11,125         10,682
2/28/01     10,235             10,186         10,724
3/31/01      9,332              9,519         10,749
4/30/01      9,719             10,225         10,792
5/31/01     10,187             10,099         10,841
6/30/01      9,961              9,783         10,859
7/31/01      9,751              9,654         10,829
8/31/01      9,655              9,193         10,829
9/30/01      8,333              8,384         10,877
10/31/01     8,645              8,546         10,840
11/30/01     9,180              9,052         10,822
12/31/01     9,667              9,110         10,780
1/31/02      9,764              8,835         10,804
2/28/02     10,023              8,760         10,848
3/31/02     10,915              9,149         10,908
4/30/02     11,240              8,842         10,970
5/31/02     11,418              8,862         10,970
6/30/02     10,769              8,326         10,976
7/31/02      9,553              7,625         10,988
8/31/02      9,001              7,641         11,024


8                            Past performance does not guarantee future results.

Average Annual Total Return

Class C                  8/31/02
--------------------------------
1-Year                    -6.02%
5-Year                    -5.47%
Since Inception (5/1/95)   1.91%


         Templeton Global
         Smaller Companies   MSCI World
Period   Fund - Class C        Index           CPI
------------------------------------------------------
5/1/95      $9,899            $10,000        $10,000
5/31/95     10,202             10,087         10,020
6/30/95     10,479             10,086         10,040
7/31/95     10,982             10,592         10,040
8/31/95     11,020             10,358         10,066
9/30/95     11,146             10,662         10,086
10/31/95    10,747             10,495         10,120
11/30/95    10,829             10,862         10,112
12/31/95    10,936             11,181         10,105
1/31/96     11,238             11,386         10,165
2/29/96     11,570             11,457         10,198
3/31/96     11,728             11,650         10,251
4/30/96     12,002             11,926         10,291
5/31/96     12,232             11,938         10,310
6/30/96     12,319             12,000         10,316
7/31/96     11,800             11,578         10,336
8/31/96     12,203             11,713         10,356
9/30/96     12,405             12,173         10,389
10/31/96    12,565             12,261         10,422
11/30/96    12,920             12,950         10,442
12/31/96    13,271             12,745         10,442
1/31/97     13,510             12,901         10,475
2/28/97     13,654             13,052         10,508
3/31/97     13,558             12,796         10,534
4/30/97     13,542             13,217         10,547
5/31/97     14,166             14,035         10,540
6/30/97     14,726             14,737         10,553
7/31/97     15,109             15,418         10,565
8/31/97     15,061             14,389         10,586
9/30/97     15,669             15,174         10,612
10/31/97    14,471             14,377         10,639
11/30/97    14,135             14,634         10,632
12/31/97    14,111             14,814         10,619
1/31/98     13,629             15,229         10,640
2/28/98     14,766             16,262         10,660
3/31/98     15,455             16,951         10,680
4/30/98     15,558             17,119         10,699
5/31/98     15,197             16,907         10,719
6/30/98     14,525             17,311         10,731
7/31/98     13,990             17,285         10,744
8/31/98     11,682             14,983         10,757
9/30/98     11,561             15,251         10,770
10/31/98    11,819             16,632         10,796
11/30/98    12,284             17,624         10,796
12/31/98    12,391             18,487         10,789
1/31/99     11,872             18,894         10,815
2/28/99     11,443             18,393         10,828
3/31/99     11,765             19,162         10,861
4/30/99     12,874             19,921         10,940
5/31/99     12,695             19,196         10,940
6/30/99     13,017             20,094         10,940
7/31/99     13,142             20,036         10,973
8/31/99     12,999             20,004         10,999
9/30/99     12,570             19,812         11,052
10/31/99    12,549             20,844         11,072
11/30/99    12,759             21,434         11,079
12/31/99    13,529             23,172         11,079
1/31/00     13,357             21,847         11,112
2/29/00     13,740             21,908         11,177
3/31/00     14,182             23,424         11,269
4/30/00     13,510             22,435         11,276
5/31/00     13,299             21,870         11,289
6/30/00     13,836             22,609         11,348
7/31/00     13,721             21,976         11,374
8/31/00     13,798             22,695         11,374
9/30/00     13,145             21,490         11,433
10/31/00    12,410             21,133         11,453
11/30/00    11,894             19,852         11,460
12/31/00    12,320             20,176         11,453
1/31/01     12,959             20,567         11,525
2/28/01     12,700             18,831         11,571
3/31/01     11,581             17,598         11,598
4/30/01     12,081             18,904         11,644
5/31/01     12,640             18,669         11,696
6/30/01     12,360             18,087         11,716
7/31/01     12,101             17,848         11,683
8/31/01     11,981             16,995         11,683
9/30/01     10,343             15,499         11,736
10/31/01    10,728             15,799         11,696
11/30/01    11,407             16,735         11,676
12/31/01    12,007             16,843         11,631
1/31/02     12,146             16,334         11,657
2/28/02     12,466             16,195         11,704
3/31/02     13,545             16,914         11,770
4/30/02     13,964             16,346         11,836
5/31/02     14,184             16,383         11,836
6/30/02     13,385             15,392         11,843
7/31/02     11,867             14,096         11,856
8/31/02     11,487             14,126         11,895

Average Annual Total Return

Advisor Class(7)     8/31/02
----------------------------
1-Year                -3.27%
5-Year                -4.26%
10-Year                5.37%


           Templeton
         Global Smaller
         Companies Fund  MSCI World
Period   Advisor Class     Index     CPI
-------------------------------------------
9/1/92     $10,000        10,000   10,000
9/30/92      9,844         9,910   10,028
10/31/92     9,804         9,643   10,063
11/30/92     9,868         9,818   10,077
12/31/92    10,127         9,899   10,070
1/31/93     10,555         9,934   10,119
2/28/93     10,770        10,172   10,155
3/31/93     11,232        10,764   10,190
4/30/93     11,380        11,264   10,219
5/31/93     11,594        11,525   10,233
6/30/93     11,445        11,431   10,248
7/31/93     11,528        11,669   10,248
8/31/93     12,270        12,205   10,276
9/30/93     12,319        11,982   10,298
10/31/93    12,749        12,314   10,340
11/30/93    12,666        11,619   10,347
12/31/93    13,352        12,190   10,347
1/31/94     14,070        12,996   10,375
2/28/94     13,819        12,829   10,411
3/31/94     13,334        12,279   10,446
4/30/94     13,452        12,661   10,461
5/31/94     13,402        12,695   10,468
6/30/94     12,851        12,662   10,503
7/31/94     13,269        12,905   10,532
8/31/94     13,770        13,296   10,574
9/30/94     13,637        12,949   10,603
10/31/94    13,496        13,319   10,610
11/30/94    12,889        12,744   10,624
12/31/94    12,739        12,870   10,624
1/31/95     12,397        12,680   10,666
2/28/95     12,653        12,867   10,709
3/31/95     12,928        13,490   10,744
4/30/95     13,494        13,962   10,780
5/31/95     13,906        14,084   10,801
6/30/95     14,283        14,082   10,823
7/31/95     14,985        14,789   10,823
8/31/95     15,036        14,462   10,851
9/30/95     15,224        14,886   10,873
10/31/95    14,702        14,654   10,909
11/30/95    14,814        15,165   10,901
12/31/95    14,987        15,611   10,893
1/31/96     15,399        15,897   10,958
2/29/96     15,850        15,997   10,993
3/31/96     16,087        16,266   11,050
4/30/96     16,479        16,651   11,093
5/31/96     16,794        16,668   11,114
6/30/96     16,911        16,755   11,121
7/31/96     16,223        16,165   11,142
8/31/96     16,793        16,354   11,163
9/30/96     17,068        16,997   11,199
10/31/96    17,314        17,119   11,234
11/30/96    17,799        18,081   11,256
12/31/96    18,295        17,796   11,256
1/31/97     18,712        18,013   11,292
2/28/97     18,911        18,223   11,327
3/31/97     18,824        17,866   11,355
4/30/97     18,801        18,454   11,369
5/31/97     19,702        19,596   11,362
6/30/97     20,470        20,576   11,376
7/31/97     21,041        21,527   11,389
8/31/97     20,976        20,091   11,411
9/30/97     21,855        21,186   11,439
10/31/97    20,229        20,074   11,468
11/30/97    19,765        20,433   11,461
12/31/97    19,728        20,684   11,447
1/31/98     19,085        21,263   11,469
2/28/98     20,705        22,705   11,491
3/31/98     21,682        23,668   11,513
4/30/98     21,873        23,902   11,534
5/31/98     21,396        23,606   11,554
6/30/98     20,468        24,170   11,568
7/31/98     19,704        24,134   11,582
8/31/98     16,465        20,919   11,596
9/30/98     16,322        21,294   11,610
10/31/98    16,700        23,223   11,638
11/30/98    17,348        24,607   11,638
12/31/98    17,523        25,813   11,631
1/31/99     16,800        26,380   11,659
2/28/99     16,227        25,681   11,673
3/31/99     16,675        26,755   11,708
4/30/99     18,246        27,814   11,793
5/31/99     18,021        26,802   11,793
6/30/99     18,520        28,056   11,793
7/31/99     18,694        27,975   11,828
8/31/99     18,494        27,930   11,857
9/30/99     17,921        27,662   11,914
10/31/99    17,887        29,103   11,935
11/30/99    18,211        29,927   11,942
12/31/99    19,336        32,354   11,942
1/31/00     19,093        30,503   11,978
2/29/00     19,663        30,589   12,049
3/31/00     20,314        32,705   12,148
4/30/00     19,364        31,325   12,155
5/31/00     19,092        30,536   12,170
6/30/00     19,852        31,568   12,233
7/31/00     19,717        30,684   12,261
8/31/00     19,853        31,687   12,261
9/30/00     18,930        30,005   12,325
10/31/00    17,881        29,507   12,346
11/30/00    17,147        27,719   12,353
12/31/00    17,783        28,170   12,346
1/31/01     18,695        28,717   12,423
2/28/01     18,381        26,293   12,473
3/31/01     16,756        24,571   12,502
4/30/01     17,468        26,394   12,552
5/31/01     18,322        26,067   12,608
6/30/01     17,923        25,254   12,630
7/31/01     17,581        24,920   12,594
8/31/01     17,438        23,729   12,594
9/30/01     15,074        21,641   12,651
10/31/01    15,627        22,058   12,608
11/30/01    16,638        23,367   12,587
12/31/01    17,505        23,516   12,538
1/31/02     17,736        22,806   12,566
2/28/02     18,199        22,612   12,617
3/31/02     19,816        23,616   12,687
4/30/02     20,453        22,823   12,758
5/31/02     20,770        22,875   12,758
6/30/02     19,615        21,491   12,766
7/31/02     17,390        19,682   12,780
8/31/02     16,871        19,723   12,822


6. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally.
7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

Past performance does not guarantee future results.                            9

TEMPLETON GLOBAL SMALLER
COMPANIES FUND, INC.

Class A

If you had invested $10,000 in Templeton Global Smaller Companies Fund - Class A at inception, it would have been worth $73,659 on August 31, 2002. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on June 1, 1981 (inception), reflecting the current, maximum sales charge and applicable fees and expenses with income dividends and capital gains reinvested as shown through August 31, 2002.*

$10,000
Cost of
investment
6/1/81

Initial net
asset value
$9,425

$73,659
Total value of
investment
8/31/02

[GRAPHIC OMITTED]

          Principal + Dividends   Principal + Cap Gains   Total Value      CPI      Principal     Income   Capital Gain
 6/1/81           $9,423                  $9,423             $9,423      $10,000      $9,423          $0            $0
12/31/81          $9,352                  $9,155             $9,356      $10,468      $9,151        $201            $4
12/31/82         $12,214                 $12,014            $12,720      $10,869     $11,508        $706          $506
12/31/83         $15,332                 $16,408            $17,674      $11,281     $14,066      $1,266        $2,342
12/31/84         $14,603                 $16,158            $17,746      $11,726     $13,015      $1,588        $3,143
12/31/85         $17,722                 $20,781            $23,186      $12,172     $15,317      $2,405        $5,464
12/31/86         $20,149                 $24,221            $27,562      $12,306     $16,808      $3,341        $7,413
12/31/87         $16,905                 $20,912            $24,362      $12,851     $13,455      $3,450        $7,457
12/31/88         $19,693                 $26,700            $31,381      $13,419     $15,012      $4,681       $11,688
12/31/89         $22,533                 $30,945            $36,984      $14,043     $16,494      $6,039       $14,451
12/31/90         $17,661                 $25,865            $31,190      $14,901     $12,336      $5,325       $13,529
12/31/91         $22,989                 $36,012            $43,515      $15,357     $15,486      $7,503       $20,526
12/31/92         $19,720                 $38,044            $45,120      $15,802     $12,644      $7,076       $25,400
12/31/93         $26,204                 $49,740            $59,490      $16,237     $16,454      $9,750       $33,286
12/31/94         $25,125                 $46,936            $56,761      $16,671     $15,300      $9,825       $31,636
12/31/95         $26,728                 $55,765            $66,780      $17,094     $15,713     $11,015       $40,052
12/31/96         $30,417                 $68,327            $81,529      $17,662     $17,215     $13,202       $51,112
12/31/97         $31,228                 $73,092            $87,289      $17,962     $17,031     $14,197       $56,061
12/31/98         $27,764                 $64,042            $77,349      $18,251     $14,457     $13,307       $49,585
12/31/99         $30,204                 $69,624            $85,165      $18,740     $14,663     $15,541       $54,961
12/31/00         $27,666                 $63,192            $78,029      $19,375     $12,829     $14,837       $50,363
12/31/01         $27,707                 $61,468            $76,696      $19,676     $12,479     $15,228       $48,989
 8/31/02         $26,610                 $59,034            $73,659      $20,120     $11,985     $14,625       $47,049

*Cumulative total return represents the change in value of an investment over the indicated period. All figures reflect the current, maximum 5.75% initial sales charge. Prior to 7/1/92, these shares were offered at a higher initial sales charge. Thus, actual total return for purchasers of shares during the periods shown may differ. Effective 1/1/93, the Fund's Class A shares implemented a Rule 12b-1 plan, which affects subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The historical data shown above pertain only to the Fund's Class A shares. The Fund offers three other share classes, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.

10                           Past performance does not guarantee future results.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
FINANCIAL HIGHLIGHTS

                                                                                   Class A
                                                            ------------------------------------------------------
                                                                            Year Ended August 31,
                                                            ------------------------------------------------------
                                                                2002      2001       2000        1999        1998
                                                            ------------------------------------------------------
Per share operating performance+
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................    $6.10     $7.30      $7.40       $6.90       $9.53
                                                            ------------------------------------------------------
Income from investment operations:
 Net investment income ....................................      .05       .07        .11         .13         .16
 Net realized and unrealized gains (losses) ...............     (.27)     (.98)       .35         .66       (2.07)
                                                            ------------------------------------------------------
Total from investment operations ..........................     (.22)     (.91)       .46         .79       (1.91)
                                                            ------------------------------------------------------
Less distributions from:
 Net investment income ....................................     (.06)     (.10)      (.17)       (.11)       (.13)
 Net realized gains .......................................       --      (.19)      (.39)       (.18)       (.59)
                                                            ------------------------------------------------------
Total distributions .......................................     (.06)     (.29)      (.56)       (.29)       (.72)
                                                            -----------------------------------------------------
Net asset value, end of year ..............................    $5.82     $6.10      $7.30       $7.40       $6.90
                                                            ======================================================
Total return* .............................................  (3.59)%  (12.50)%      7.09%      11.96%    (21.64)%

Ratios/supplemental data
Net assets, end of year (000's) ........................... $565,680  $647,893   $952,784  $1,059,988  $1,275,313
Ratios to average net assets:
 Expenses .................................................    1.44%     1.46%      1.37%       1.39%       1.27%
 Net investment income ....................................     .82%     1.07%      1.60%       1.90%       1.69%
Portfolio turnover rate ...................................   25.31%    36.65%     27.19%      14.04%      23.52%


*Total return does not reflect sales commissions.

+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       Class B
                                                                       ------------------------------------------
                                                                                Year Ended August 31,
                                                                       ------------------------------------------
                                                                          2002       2001      2000     1999+
                                                                       ------------------------------------------
Per share operating performance++
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................................   $5.99      $7.20       $7.36       $7.02
                                                                       ------------------------------------------
Income from investment operations:
 Net investment income ...............................................     .02        .03         .07         .07
 Net realized and unrealized gains (losses) ..........................    (.28)      (.97)        .32         .27
                                                                       ------------------------------------------
Total from investment operations .....................................    (.26)      (.94)        .39         .34
                                                                       ------------------------------------------
Less distributions from:
 Net investment income ...............................................    (.03)      (.08)       (.16)         --
 Net realized gains ..................................................      --       (.19)       (.39)         --
                                                                       ------------------------------------------
Total distributions ..................................................    (.03)      (.27)       (.55)         --
                                                                       ------------------------------------------
Net asset value, end of year .........................................   $5.70      $5.99       $7.20       $7.36
                                                                       ------------------------------------------
Total return* ........................................................ (4.25)%   (13.13)%       6.01%       4.84%

Ratios/supplemental data

Net assets, end of year (000's) ......................................  $1,409       $333        $519        $220
Ratios to average net assets:
 Expenses ............................................................   2.19%      2.20%       2.11%     2.21%**
 Net investment income ...............................................    .07%       .53%        .98%     1.38%**
Portfolio turnover rate ..............................................  25.31%     36.65%      27.19%      14.04%


*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to August 31, 1999.
++Based on average weighted shares outstanding.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     Class C
                                                            ------------------------------------------------------
                                                                              Year Ended August 31,
                                                            ------------------------------------------------------
                                                                2002      2001       2000        1999        1998
                                                            ------------------------------------------------------
Per share operating performance+
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................    $6.00     $7.19      $7.27       $6.78       $9.42
                                                            ------------------------------------------------------
Income from investment operations:
 Net investment income ....................................      .01       .02        .05         .08         .08
 Net realized and unrealized gains (losses) ...............     (.26)     (.96)       .35         .65       (2.05)
                                                            ------------------------------------------------------
Total from investment operations ..........................     (.25)     (.94)       .40         .73       (1.97)
                                                            ------------------------------------------------------
Less distributions from:
 Net investment income ....................................       --(a)   (.06)      (.09)       (.06)       (.08)
 Net realized gains .......................................       --      (.19)      (.39)       (.18)       (.59)
                                                            ------------------------------------------------------
Total distributions .......................................       --      (.25)      (.48)       (.24)       (.67)
                                                            ------------------------------------------------------
Net asset value, end of year ..............................    $5.75     $6.00      $7.19       $7.27       $6.78
                                                            ======================================================
Total return* .............................................  (4.12)%  (13.17)%      6.15%      11.28%    (22.44)%

Ratios/supplemental data

Net assets, end of year (000's) ...........................  $12,894   $13,348    $20,729     $29,523     $38,287
Ratios to average net assets:
 Expenses .................................................    2.17%     2.20%      2.11%       2.13%       2.03%
 Net investment income ....................................     .09%      .33%       .79%       1.11%        .96%
Portfolio turnover rate ...................................   25.31%    36.65%     27.19%      14.04%      23.52%


* Total return does not reflect sales commissions or the contingent deferred sales charge.
+ Based on average weighted shares outstanding effective year ended
August 31, 1999.
a Actual distribution from net investment income per share was $.003.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 Advisor Class
                                                            ------------------------------------------------------
                                                                              Year Ended August 31,
                                                            ------------------------------------------------------
                                                                2002      2001       2000        1999        1998
                                                            ------------------------------------------------------
Per share operating performance+
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................    $6.12     $7.31      $7.42       $6.91       $9.55
                                                            ------------------------------------------------------
Income from investment operations:

 Net investment income ....................................      .07       .07        .14         .16         .16
 Net realized and unrealized gains (losses) ...............     (.28)     (.96)       .34         .65       (2.06)
                                                            ------------------------------------------------------
Total from investment operations ..........................     (.21)     (.89)       .48         .81       (1.90)
                                                            ------------------------------------------------------
Less distributions from:
 Net investment income ....................................     (.07)     (.11)      (.20)       (.12)       (.15)
 Net realized gains .......................................       --      (.19)      (.39)       (.18)       (.59)
                                                            ------------------------------------------------------
Total distributions .......................................     (.07)     (.30)      (.59)       (.30)       (.74)
Net asset value, end of year ..............................    $5.84     $6.12      $7.31       $7.42       $6.91
                                                            ------------------------------------------------------
Total return ..............................................  (3.27)%  (12.16)%      7.34%      12.33%    (21.51)%

Ratios/supplemental data

Net assets, end of year (000's) ...........................  $10,344    $2,929    $10,234      $6,236      $7,185
Ratios to average net assets:
 Expenses .................................................    1.19%     1.21%      1.12%       1.14%       1.03%
 Net investment income ....................................    1.07%     1.10%      1.93%       2.26%       1.97%
Portfolio turnover rate ...................................   25.31%    36.65%     27.19%      14.04%      23.52%


+Based on average weighted shares outstanding effective year ended August 31, 1999.

14              See notes to financial statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002

                                                                                      SHARES/
                                                                         COUNTRY      WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 96.8%
     BANKS 4.8%
     Banca Popolare di Verona SCRL ..................................      Italy        564,800  $ 7,123,145
     Erste Bank der Oester Sparkassen AG ............................     Austria       149,010    9,983,880
     National Bank of Canada ........................................     Canada        597,500   11,275,897
                                                                                                 -----------
                                                                                                  28,382,922
                                                                                                 -----------
     BEVERAGES 2.2%
     Grupo Continental SA ...........................................     Mexico      7,828,700   12,773,642
                                                                                                 -----------
     BUILDING PRODUCTS 1.4%
     Uralita SA .....................................................      Spain      1,476,900    8,168,951
                                                                                                 -----------
     CHEMICALS 2.0%
     Gurit Heberlein AG, Br. ........................................   Switzerland      14,900    8,638,257
    *Omnova Solutions Inc. ..........................................  United States    641,000    3,397,300
                                                                                                 -----------
                                                                                                  12,035,557
                                                                                                 -----------
     COMMERCIAL SERVICES & SUPPLIES 2.3%
     Arcadis NV .....................................................   Netherlands     533,932    4,812,132
     Observer AB ....................................................     Sweden      1,308,030    5,712,895
     Tokyo Individualized Educational Institute Inc. ................      Japan        101,100    2,217,012
    *Tokyo Individualized Educational Institute Inc. (NEW) ..........      Japan         50,550    1,108,506
                                                                                                 -----------
                                                                                                  13,850,545
                                                                                                 -----------
    *COMPUTERS & PERIPHERALS .9%
     ATI Technologies Inc. ..........................................     Canada        882,000    5,173,269
                                                                                                 -----------
     CONSTRUCTION & ENGINEERING 1.9%
     Grupo Dragados SA ..............................................      Spain        292,160    4,183,210
     Imtech NV ......................................................   Netherlands     421,092    6,979,106
                                                                                                 -----------
                                                                                                  11,162,316
                                                                                                 -----------
     CONSTRUCTION MATERIALS 2.3%
     Associated Cement Cos. Ltd. ....................................      India      1,805,200    5,139,624
     Gujarat Ambuja Cements Ltd. ....................................      India      2,434,480    8,287,378
                                                                                                 -----------
                                                                                                  13,427,002
                                                                                                 -----------
     DISTRIBUTORS .9%
     LI & Fung Ltd. .................................................    Hong Kong    4,761,000    5,188,302
                                                                                                 -----------
     DIVERSIFIED FINANCIALS 3.2%
     BPI Socieda de Gestora de Participacoes Socias SA ..............    Portugal     1,506,150    3,279,120
     D. Carnegie & Co. AB ...........................................     Sweden      1,132,536    9,410,253
     Housing Development Finance Corp. Ltd. .........................      India        300,830    3,638,882
     Vontobel Holding AG ............................................   Switzerland     132,900    2,431,017
                                                                                                 -----------
                                                                                                  18,759,272
                                                                                                 -----------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                                      SHARES/
                                                                         COUNTRY     WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ELECTRICAL EQUIPMENT 3.0%
     Draka Holding NV .............................................     Netherlands     193,464  $ 1,918,171
     Halla Climate Control Co. Ltd. ...............................     South Korea     162,700    6,226,715
     Kidde PLC ....................................................   United Kingdom  9,399,500    9,596,520
                                                                                                 -----------
                                                                                                  17,741,406
                                                                                                 -----------
     ELECTRONIC EQUIPMENT & INSTRUMENTS 4.9%
    *ASE Test Ltd. ................................................       Taiwan        359,000    1,970,910
     Dae Duck Electronics Co. Ltd. ................................     South Korea     939,895    8,836,319
     Laird Group PLC ..............................................   United Kingdom  2,900,000    6,684,198
    *Orbotech Ltd. ................................................       Israel        225,300    3,951,762
     Samsung Electro-Mechanics Co. ................................     South Korea     162,000    7,749,907
                                                                                                 -----------
                                                                                                  29,193,096
                                                                                                 -----------
     ENERGY EQUIPMENT & SERVICES 2.2%
     IHC Caland NV ................................................     Netherlands     142,300    7,152,121
    *Precision Drilling Corp. .....................................       Canada        180,000    5,818,846
                                                                                                 -----------
                                                                                                  12,970,967
                                                                                                 -----------
     FOOD PRODUCTS 2.8%
     Geest PLC ....................................................   United Kingdom  1,180,000    9,145,023
     Lindt & Spruengli Chocolate Works Ltd. .......................     Switzerland      12,900    7,375,604
                                                                                                 -----------
                                                                                                  16,520,627
                                                                                                 -----------
     GAS UTILITIES 1.9%
     Gas Authority of India Ltd., GDR, 144A .......................        India      1,280,500   10,948,275
                                                                                                 -----------
     HEALTH CARE EQUIPMENT & SUPPLIES .8%
     Moulin International Holdings Ltd. ...........................      Hong Kong   61,590,000    4,658,760
                                                                                                 -----------
     HEALTH CARE PROVIDERS & Services 5.0%
    *eBenX Inc. ...................................................    United States    826,000    2,271,500
    *Generale de Sante ............................................       France        150,000    2,316,903
     OPG Groep NV .................................................     Netherlands     365,400   14,401,995
    *Triad Hospitals Inc. .........................................    United States    290,364   10,601,190
                                                                                                 -----------
                                                                                                  29,591,588
                                                                                                 -----------
     HOTELS RESTAURANTS & LEISURE 2.2%
    *Prime Hospitality Corp. ......................................    United States    942,000    8,534,520
     Sol Melia SA .................................................        Spain        875,000    4,290,562
                                                                                                 -----------
                                                                                                  12,825,082
                                                                                                 -----------
     HOUSEHOLD DURABLES 6.2%
    *Corporacion Geo SA, B ........................................       Mexico      4,600,000    9,880,380
     Sangetsu Co. Ltd. ............................................        Japan        423,000    6,678,666
     Techtronic Industries Co. Ltd. ...............................      Hong Kong   24,866,621   20,244,109
                                                                                                 -----------
                                                                                                  36,803,155
                                                                                                 -----------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                                        SHARES/
                                                                         COUNTRY       WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     HOUSEHOLD PRODUCTS 4.0%
     Alberto-Culver Co., A ........................................    United States    340,550  $15,988,822
     Dial Corp. ...................................................    United States    386,400    7,809,144
                                                                                                 -----------
                                                                                                  23,797,966
                                                                                                 -----------
     INDUSTRIAL CONGLOMERATES 2.0%
     Aalberts Industries NV .......................................     Netherlands     828,703   11,987,456
                                                                                                 -----------
     INSURANCE 1.3%
     Radian Group Inc. ............................................    United States    172,976    7,517,537
                                                                                                 -----------
    *INTERNET SOFTWARE & SERVICES 1.7%
     Agile Software Corp. .........................................    United States    449,850    3,031,989
     KPMG Consulting Inc. .........................................    United States    300,000    3,045,000
     VeriSign Inc. ................................................    United States    544,060    3,906,351
                                                                                                 -----------
                                                                                                   9,983,340
                                                                                                 -----------
     IT CONSULTING & SERVICES 3.1%
    *Gartner Inc., B ..............................................    United States    500,000    4,600,000
     Meitec Corp. .................................................        Japan        330,000    9,017,838
     Satyam Computers Services Ltd. ...............................        India        942,000    4,674,046
                                                                                                 -----------
                                                                                                  18,291,884
                                                                                                 -----------
     LEISURE EQUIPMENT & PRODUCTS 1.3%
     Amer Group Ltd., A ...........................................       Finland       260,100    7,779,941
                                                                                                 -----------
     MACHINERY 4.6%
     Metso OYJ ....................................................       Finland       930,250   10,318,068
     SIG Holding AG ...............................................     Switzerland      99,000   11,512,011
    *Swisslog Holding AG ..........................................     Switzerland     517,500    5,517,609
    *Swisslog Holding AG, wts., 9/10/02 ...........................     Switzerland     517,500        3,449
                                                                                                 -----------
                                                                                                  27,351,137
                                                                                                 -----------
     MEDIA 5.7%
     APN News & Media Ltd. ........................................      Australia    2,648,072    4,667,800
     Hollinger International Inc., A ..............................    United States    694,280    6,838,658
    *IM Internationalmedia AG .....................................       Germany       786,900      833,450
     Interpublic Group of Cos. Inc. ...............................    United States    279,300    5,091,639
    *Scholastic Corp. .............................................    United States    157,400    6,639,132
     SCMP Group Ltd. ..............................................      Hong Kong   22,857,000    9,743,591
                                                                                                 -----------
                                                                                                  33,814,270
                                                                                                 -----------
    *METALS & MINING .8%
     AK Steel Holding Corp. .......................................    United States    540,000    4,914,000
                                                                                                 -----------
     MULTILINE RETAIL 1.7%
     Galeries Lafayette SA ........................................       France         55,400    6,905,441
     Hudson's Bay Co. .............................................       Canada        596,900    2,957,716
                                                                                                 -----------
                                                                                                   9,863,157
                                                                                                 -----------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                                       SHARES/
                                                                         COUNTRY       WARRANTS        VALUE
------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     OIL & GAS .7%
     Canadian Natural Resources Ltd. ...............................      Canada         73,421  $ 2,448,591
     Canadian Natural Resources Ltd. (CAD Traded) ..................      Canada         36,251    1,201,395
    *Rio Alto Resources International Inc. .........................      Canada        556,000      278,000
                                                                                                 -----------
                                                                                                   3,927,986
                                                                                                 -----------
     PAPER & FOREST PRODUCTS 4.0%
    +Crown Van Gelder Papierfabrieken NV ...........................    Netherlands     373,600    4,360,035
     Hung Hing Printing Group Ltd. .................................     Hong Kong   20,862,508   12,103,007
     M-real OYJ, B .................................................      Finland       918,460    6,935,648
                                                                                                 -----------
                                                                                                  23,398,690
                                                                                                 -----------
     PHARMACEUTICALS 4.2%
     Alpharma Inc., A ..............................................   United States    524,000    5,302,880
     Ono Pharmaceutical Co. Ltd. ...................................       Japan        222,000    8,163,623
     Orion Yhtyma OYJ, B ...........................................      Finland       506,900   11,234,839
                                                                                                 -----------
                                                                                                  24,701,342
                                                                                                 -----------
     ROAD & Rail 1.2%
     Stagecoach Group PLC ..........................................  United Kingdom  6,000,000    3,109,289
     Transportes Azkar SA                                                  Spain      1,008,133    4,241,420
                                                                                                 -----------
                                                                                                   7,350,709
                                                                                                 -----------
    *SOFTWARE .5%
     Thiel Logistik AG .............................................    Luxembourg      629,000    2,991,772
                                                                                                 -----------
     SPECIALTY RETAIL 5.7%
    *Burberry Group PLC ............................................  United Kingdom  1,450,100    4,637,763
     Giordano International Ltd. ...................................     Hong Kong   50,497,348   22,335,508
    *Goodys Family Clothing Inc. ...................................   United States  1,118,500    6,375,450
                                                                                                 -----------
                                                                                                  33,348,721
                                                                                                 -----------
     TRADING COMPANIES & DISTRIBUTORS 2.3%
     Danske Traelast AS ............................................      Denmark       535,000    8,125,920
     Samsung Corp. .................................................    South Korea     750,000    5,291,402
                                                                                                 -----------
                                                                                                  13,417,322
                                                                                                 -----------
     TRANSPORTATION INFRASTRUCTURE 1.0%
     Grupo Aeroportuario Del Sureste SA de CV, ADR .................      Mexico        501,760    6,066,278
                                                                                                 -----------
    *WIRELESS TELECOMMUNICATION SERVICES .1%
     Millicom International Cellular SA ............................    Luxembourg      483,000      483,000
                                                                                                 -----------
     TOTAL COMMON STOCKS (COST $547,220,510)                                                      571,161,242
                                                                                                 -----------
     PREFERRED STOCKS 1.0%
     Hugo Boss AG, pfd. ............................................      Germany       352,480    3,802,448
     Telemig Celular Participacoes SA, ADR, pfd. ...................      Brazil        118,100    2,263,977
                                                                                                 -----------
     TOTAL PREFERRED STOCKS (COST $3,933,820)                                                      6,066,425
                                                                                                 -----------
     TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $551,154,330)                           577,227,667
                                                                                                 -----------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 2002 (CONT.)

                                                                                   PRINCIPAL
                                                                       COUNTRY      AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------
  (a)REPURCHASE AGREEMENT (COST $14,190,000) 2.4%
     Dresdner Bank AG, 1.72%, 9/03/02 (Maturity Value $14,192,712)
        Collateralized by U.S. Treasury Bills, Notes, Bonds,
          and U.S. Government Agency Securities ................... United States   $14,190,000  $14,190,000
                                                                                                ------------
     TOTAL INVESTMENTS (COST $565,344,330) 100.2% .................                              591,417,667
     OTHER ASSETS, LESS LIABILITIES (.2)% .........................                               (1,090,473)
                                                                                                ------------
     TOTAL NET ASSETS 100.0% ......................................                             $590,327,194
                                                                                                ============


     CURRENCY ABBREVIATIONS:
     CAD--Canadian Dollar

*Non-income producing.
+See note 6 regarding holdings of 5% voting securities.
(a)See Note 1 regarding repurchase agreements.

                      See notes to financial statements.                      19

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2002


Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $559,553,082) ..................................  $587,057,632
  Non controlled affiliates (cost $5,791,248 ) ..............................     4,360,035  $591,417,667
                                                                               ------------
 Receivables:
  Capital shares sold .......................................................                     416,684
  Dividends and interest ....................................................                   1,389,087
                                                                                             ------------
      Total assets ..........................................................                 593,223,438
                                                                                             ------------
Liabilities:
 Payables:
  Funds advanced by custodian ...............................................                     347,389
  Capital shares redeemed ...................................................                   1,446,873
  To affiliates .............................................................                     928,454
 Deferred tax liability (Note 1h) ...........................................                      28,556
 Accrued expenses ...........................................................                     144,972
      Total liabilities .....................................................                   2,896,244
                                                                                             ------------
Net assets, at value ........................................................                $590,327,194
                                                                                             ============
Net assets consist of:
 Undistributed net investment income ........................................                 $ 4,585,846
 Net unrealized appreciation ................................................                  26,096,543
 Accumulated net realized loss ..............................................                 (29,876,040)
 Capital shares .............................................................                 589,520,845
                                                                                             ------------
Net assets, at value ........................................................                $590,327,194
                                                                                             ============
CLASS A:
 Net asset value per share ($565,680,430 / 97,145,005 shares outstanding) ...                       $5.82
                                                                                             ============
 Maximum offering price per share ($5.82 / 94.25%) ...................                              $6.18
                                                                                             ============

CLASS B:
 Net asset value and maximum offering price per share ($1,409,242
 / 247,260 shares outstanding)* ......................................                              $5.70
                                                                                             ============

CLASS C:
 Net asset value per share ($12,893,791  / 2,243,255 shares outstanding)* ...                       $5.75
                                                                                             ============
 Maximum offering price per share ($5.75 / 99.00%) ...................                              $5.81
                                                                                             ============

ADVISOR CLASS:
 Net asset value and maximum offering price per share ($10,343,731 /
1,771,823 shares outstanding) ...............................................                       $5.84
                                                                                             ============


*Redemption price per share is equal to net asset value less any applicable sales charge.

20                     See notes to financial statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2002



Investment Income:
 (net of foreign taxes of $1,344,037)
 Dividends ..................................................................  $14,005,381
 Interest ...................................................................      632,104
                                                                               ------------
      Total investment income ...............................................                 $14,637,485
Expenses:
 Management fees (Note 3) ...................................................    4,859,494
 Administrative fees (Note 3) ...............................................      902,145
 Distribution fees (Note 3)
  Class A ...................................................................    1,575,261
  Class B ...................................................................        7,662
  Class C ...................................................................      130,257
 Transfer agent fees (Note 3) ...............................................    1,479,000
 Custodian fees .............................................................      271,700
 Reports to shareholders ....................................................        1,500
 Registration and filing fees ...............................................       52,100
 Professional fees ..........................................................       44,400
 Directors' fees and expenses ...............................................       70,800
 Other ......................................................................       19,050
                                                                               ------------
      Total expenses ........................................................                   9,413,369
                                                                                             -------------
           Net investment income ............................................                   5,224,116
                                                                                             -------------
Realized and unrealized gains (losses):
Net realized loss from:
  Investments ...............................................................  (10,578,608)
  Foreign currency transactions .............................................      (58,748)
                                                                               ------------
      Net realized loss .....................................................                 (10,637,356)
Net unrealized appreciation (depreciation) on:
  Investments ...............................................................  (16,106,891)
  Deferred taxes (Note 1h) ..................................................      (28,556)
  Translation of assets and liabilities denominated in foreign currencies ...       93,458
                                                                               ------------
      Net unrealized depreciation ...........................................                 (16,041,989)
                                                                                             -------------
Net realized and unrealized loss ............................................                 (26,679,345)
                                                                                             -------------
Net decrease in net assets resulting from operations ........................                $(21,455,229)
                                                                                             =============



                          See notes to financial statements.                  21

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2002 AND 2001


                                                                                   2002          2001
                                                                              ----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................... $  5,224,116   $  7,890,205
  Net realized loss from investments and foreign currency transactions ......  (10,637,356)   (12,702,152)
  Net unrealized depreciation on investments, deferred taxes, and translation of assets and liabilities denominated in
   foreign currencies .......................................................  (16,041,989)   (99,690,842)
                                                                              ----------------------------
      Net decrease in net assets resulting from operations ..................  (21,455,229)  (104,502,789)
Distributions to shareholders from:
 Net investment income:
  Class A ...................................................................   (5,848,344)   (12,720,442)
  Class B ...................................................................       (3,259)        (5,944)
  Class C ...................................................................       (5,810)      (165,575)
  Advisor Class .............................................................      (34,954)      (168,936)
 Net realized gains:
  Class A ...................................................................           --    (22,795,831)
  Class B ...................................................................           --        (13,773)
  Class C ...................................................................           --       (514,530)
  Advisor Class .............................................................           --       (271,853)
                                                                              ----------------------------
Total distributions to shareholders .........................................   (5,892,367)   (36,656,884)
Capital share transactions (Note 2):
  Class A ...................................................................  (55,740,842)  (168,668,071)
  Class B ...................................................................    1,177,047       (146,588)
  Class C ...................................................................      254,281     (4,222,027)
  Advisor Class .............................................................    7,481,325     (5,566,400)
                                                                              ----------------------------
Total capital share transactions ............................................  (46,828,189)  (178,603,086)
       Net decrease in net assets ...........................................  (74,175,785)  (319,762,759)
Net assets:
 Beginning of year ..........................................................  664,502,979    984,265,738
                                                                              ----------------------------
 End of year ................................................................ $590,327,194  $ 664,502,979
                                                                              ============================
Undistributed net investment income included in net assets:
 End of year ................................................................ $  4,585,846   $  5,789,112
                                                                              ============================

22                         See notes to financial statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest mainly in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At August 31, 2002, all repurchase agreements held by the Fund had been entered into on the last business day of the month.

C. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting year.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting year. Actual results could differ from those estimates.

H. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

I. REDEMPTION FEES

Effective September 17, 2001, the Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (CONTINUED)


2. CAPITAL STOCK (cont.)

At August 31, 2002, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:


                                                                    YEAR ENDED AUGUST 31,
                                                 ---------------------------------------------------------------
                                                             2002                           2001
                                                 ---------------------------------------------------------------
                                                      SHARES      AMOUNT             SHARES      AMOUNT
                                                 ---------------------------------------------------------------
CLASS A SHARES:
Shares sold ....................................  24,569,975   $ 155,690,178      153,784,914   $   990,661,128
Shares issued on reinvestment of distributions .     937,562       5,006,583        4,996,347        30,692,312
Shares redeemed ................................ (34,587,920)   (216,437,603)    (183,121,445)   (1,190,021,511)
                                                 ---------------------------------------------------------------
Net decrease ...................................  (9,080,383)  $ (55,740,842)     (24,340,184)  $  (168,668,071)
                                                 ===============================================================

                                                                    YEAR ENDED AUGUST 31,
                                                 ---------------------------------------------------------------
                                                             2002                           2001
                                                 ---------------------------------------------------------------
                                                      SHARES      AMOUNT             SHARES      AMOUNT
                                                 ---------------------------------------------------------------
CLASS B SHARES:
Shares sold ....................................     549,448     $ 3,429,886          257,639     $   1,573,424
Shares issued on reinvestment of distributions .         610           3,198            3,235            19,643
Shares redeemed ................................    (358,426)     (2,256,037)        (277,355)       (1,739,655)
                                                 ---------------------------------------------------------------
Net increase (decrease) ........................     191,632     $ 1,177,047          (16,481)    $    (146,588)
                                                 ===============================================================

                                                                    YEAR ENDED AUGUST 31,
                                                 ---------------------------------------------------------------
                                                             2002                           2001
                                                 ---------------------------------------------------------------
                                                      SHARES      AMOUNT             SHARES      AMOUNT
                                                 ---------------------------------------------------------------
CLASS C SHARES:
Shares sold ....................................   1,676,316    $ 10,623,596        3,520,532    $   21,962,460
Shares issued on reinvestment of distributions .         952           5,047           99,628           606,093
Shares redeemed ................................  (1,657,235)    (10,374,362)      (4,278,365)      (26,790,580)
                                                 ---------------------------------------------------------------
Net increase (decrease) ........................      20,033    $    254,281         (658,205)   $   (4,222,027)
                                                 ===============================================================

                                                                    YEAR ENDED AUGUST 31,
                                                 ---------------------------------------------------------------
                                                             2002                           2001
                                                 ---------------------------------------------------------------
                                                      SHARES      AMOUNT             SHARES      AMOUNT
                                                 ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ....................................   2,068,171     $12,247,213          263,715    $    1,663,443
Shares issued on reinvestment of distributions .       6,472          34,561           71,493           439,175
Shares redeemed ................................    (781,566)     (4,800,449)      (1,256,253)       (7,669,018)
                                                 ---------------------------------------------------------------
Net increase (decrease) ........................   1,293,077     $ 7,481,325         (921,045)   $   (5,566,400)
                                                 ===============================================================

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TIC of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

         ANNUALIZED
         FEE RATE       AVERAGE DAILY NET ASSETS
         ------------------------------------------------------------------
         0.15%          First $200 million
         0.135%         Over $200 million, up to and including $700 million
         0.10%          Over $700 million, up to and including $1.2 billion
         0.075%         Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent years. At August 31, 2002, unreimbursed costs were $1,073,741. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $237,493 and $8,572 respectively.

4. INCOME TAXES

At August 31, 2002, the cost of investments, net unrealized appreciation, and undistributed ordinary income for income tax purposes were as follows:

                 Cost of investments ....................... $ 565,344,330
                                                             --------------
                 Unrealized appreciation ...................   136,244,978
                 Unrealized depreciation ...................  (110,171,641)
                                                             --------------
                 Net unrealized appreciation ............... $  26,073,337
                                                             ==============
                 Distributable earnings - ordinary income .. $   4,585,846
                                                             ==============

The tax character of distributions paid during the year ended August 31, 2002, was the same for financial statements and tax purposes.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of losses realized subsequent to October 31 on the sale of securities.

At August 31, 2002, the Fund had tax basis capital losses of $29,450,960 which may be carried over to offset future capital gains. Such losses expire in 2010.

At August 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2001 of $425,080. For tax purposes, such losses will be reflected in the year ending August 31, 2003.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (CONTINUED)


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2002 aggregated $156,299,255 and $156,392,336 respectively.

6. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at August 31, 2002 were as shown below.


                                 NUMBER OF                             NUMBER OF                                        REALIZED
                                SHARES HELD     GROSS       GROSS     SHARES HELD       VALUE         DIVIDEND INCOME    CAPITAL
NAME OF ISSUER                 AUG. 31, 2001  ADDITIONS  REDUCTIONS  AUG. 31, 2002  AUG. 31, 2002     9/01/01-8/31/02      GAIN
--------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Crown Van Gelder
 Papierfabrieken NV                373,600       --            --         373,600   $  4,360,035            $289,264          --
Goodys Family Clothing Inc.      2,065,100       --       946,600       1,118,500              *                  --  $1,140,357
Techtronic Industries Co. Ltd.  29,104,621       --     4,238,000      24,866,621              *             429,116   2,828,075
                                                                                    --------------------------------------------
TOTAL NON CONTROLLED AFFILIATES                                                     $  4,360,035            $718,380  $3,968,432
                                                                                    ============================================
*As of August 31, 2002, no longer an affiliate.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders of Templeton Global Smaller Companies Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Smaller Companies Fund, Inc. (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

San Francisco, California
September 25, 2002

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 11.93% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2002.

At August 31, 2002, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record on October 17, 2002.

                       CLASS A                     CLASS B                     CLASS C                    ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------
               FOREIGN        FOREIGN       FOREIGN        FOREIGN      FOREIGN        FOREIGN        FOREIGN       FOREIGN
               TAX PAID    SOURCE INCOME    TAX PAID    SOURCE INCOME   TAX PAID    SOURCE INCOME   TAX PAID     SOURCE INCOME
COUNTRY       PER SHARE      PER SHARE     PER SHARE      PER SHARE    PER SHARE     PER SHARE      PER SHARE     PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Austria        $0.0004        $0.0010       $0.0004        $0.0005      $0.0004        $0.0005        $0.0004       $0.0013
Brazil          0.0001         0.0003        0.0001         0.0002       0.0001         0.0002         0.0001        0.0004
Canada          0.0008         0.0021        0.0008         0.0011       0.0008         0.0011         0.0008        0.0026
Denmark         0.0004         0.0010        0.0004         0.0005       0.0004         0.0005         0.0004        0.0013
Finland         0.0020         0.0055        0.0020         0.0029       0.0020         0.0028         0.0020        0.0068
France          0.0001         0.0002        0.0001         0.0001       0.0001         0.0001         0.0001        0.0003
Germany         0.0003         0.0010        0.0003         0.0005       0.0003         0.0005         0.0003        0.0013
Hong Kong       0.0000         0.0114        0.0000         0.0062       0.0000         0.0061         0.0000        0.0140
India           0.0012         0.0062        0.0012         0.0033       0.0012         0.0032         0.0012        0.0077
Italy           0.0002         0.0008        0.0002         0.0004       0.0002         0.0004         0.0002        0.0010
Japan           0.0004         0.0010        0.0004         0.0006       0.0004         0.0005         0.0004        0.0013
Mexico          0.0000         0.0058        0.0000         0.0031       0.0000         0.0030         0.0000        0.0072
Netherlands     0.0030         0.0097        0.0030         0.0052       0.0030         0.0051         0.0030        0.0122
Portugal        0.0002         0.0005        0.0002         0.0003       0.0002         0.0003         0.0002        0.0006
South Korea     0.0006         0.0014        0.0006         0.0008       0.0006         0.0007         0.0006        0.0018
Spain           0.0009         0.0025        0.0009         0.0013       0.0009         0.0013         0.0009        0.0031
Sweden          0.0002         0.0006        0.0002         0.0003       0.0002         0.0003         0.0002        0.0008
Switzerland     0.0009         0.0023        0.0009         0.0013       0.0009         0.0012         0.0009        0.0029
United Kingdom  0.0017         0.0070        0.0017         0.0038       0.0017         0.0036         0.0017        0.0088
------------------------------------------------------------------------------------------------------------------------------
TOTAL          $0.0134        $0.0603       $0.0134        $0.0324      $0.0134        $0.0314        $0.0134       $0.0754
==============================================================================================================================

In January 2003, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2002. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

BOARD MEMBERS AND OFFICERS

The name, age and address of the Fund's board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS                               NUMBER OF
                                                     PORTFOLIOS IN FUND
                                        LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)      Director     Since 1992          132           Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                    company).
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until
2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)   Director     Since 1992          133           None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (79)  Director     Since 1991           27           None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting GROUP; and Executive-in-Residence, Eckerd College (1991-present); and
formerly, Chairman and Director, Precise Power Corporation (1990-1997); Director, Checkers Drive-In
Restaurant, Inc. (1994-1997); and Chairman of the Board and Chief Executive Officer, Florida Progress
Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
-------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (73)      Director     Since 1990           21           None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and formerly, Economic Analyst, U.S. government.
-------------------------------------------------------------------------------------------------------------


                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                        LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)     Director     Since 1993           132          Director, White Mountains Insurance Group,
500 East Broward Blvd.                                                    Ltd. (holding company); Martek Biosciences
Suite 2100                                                                Corporation; WorldCom, Inc. (communications
Ft. Lauderdale, FL 33394-3091                                             services); MedImmune, Inc. (biotechnology);
                                                                          Overstock.com (Internet services); and
                                                                          Spacehab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and formerly, Chairman, White River
Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992);
and President, National Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (73)      Director     Since 1990            27          None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present);
and formerly, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice
President, Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta
(1958-1965).
---------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                        LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)   Director     Since 1993            62          Director, Amerada Hess Corporation (explo-
500 East Broward Blvd.                                                    ration and refining of oil and gas); C2, Inc.
Suite 2100                                                                (operating and investment business); and H.J.
Ft. Lauderdale, FL 33394-3091                                             Heinz Company (processed foods and allied
                                                                          products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd. and Darby Emerging Markets
Investments LDC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton
Investment Fund; and formerly, Secretary of the United States Department of the Treasury (1988-1993); Chairman of the
Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December
1982).
---------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (57)     Director and     Director Since    33          None
One Franklin Parkway       Vice President   1992 and
San Mateo, CA 94403-1906                    Vice President
                                            since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                        LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)  Director,      Director and   132              None
One Franklin Parkway       Chairman of    Chairman of
San Mateo, CA 94403-1906   the Board and  the Board since
                           Vice President 1995 Vice
                                          President since
                                          1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company
International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (38)    Vice President   Since 2001   Not Applicable   None
PO Box N-7759
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 17 of the investment companies in
Franklin Templeton Investments; and formerly, Investment Officer, First Pennsylvania Investment Research
(until 1989).
---------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)    Vice President   Since 1990   Not Applicable   None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin
Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and
Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin
Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin
Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc. and of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)         Vice President   Since 2000   Not Applicable   None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 52 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until
2000).
---------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)      Vice         Vice President   Not Applicable   None
One Franklin Parkway       President    since 2000
San Mateo, CA 94403-1906   and          and Secretary
                           Secretary    since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide, Inc.
and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 52 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------

                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                        LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
CHARLES E. JOHNSON (46)    President    Since 1998    Not Applicable      None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin
Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Advisers, Inc.; Chairman of
the Board, President and Director, Franklin Investment Advisory Services, Inc.; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (62)   Vice      Since 1996    Not Applicable      None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (62)              Vice      Since 1994    Not Applicable      None
500 East Broward Blvd.        President
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller,
Keystone Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)     Vice President  Since May  Not Applicable      Director, FTI Banque, Arch Chemicals, Inc. and
600 5th Avenue             - AML           2002                           Lingnan Foundation
Rockefeller Center         Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman,  Chief Banking Officer and Director,  Fiduciary Trust Company International;  officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources,  Inc.; and officer of
40 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (40)    Treasurer      Since 2000  Not Applicable      None
500 East Broward Blvd.
Suite 2100
Ft. Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin
Resources, Inc. and of 18 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

                                                         NUMBER OF
                                                     PORTFOLIOS IN FUND
                                        LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)     Vice         Since 2000    Not Applicable      None
One Franklin Parkway       President
San Mateo, CA 94403-1906   and Assistant
                           Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 52 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment
Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered an interested person of the Fund under the federal securities laws due to his position as officer and director of Franklin Resources, Inc. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Franklin Resources, Inc. and Templeton Global Advisors Limited. Mr. Brady and Franklin Resources, Inc. are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Franklin Resources, Inc.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.

34
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

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LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund
Global Income
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund(2)
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund

GROWTH & INCOME
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(4)
Franklin Short-Intermediate
 U.S. Government Securities Fund(3)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(3)
Franklin Federal Money Fund(3,5)
Franklin Money Fund(3,5)


TAX-FREE INCOME(6)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(7)
Tax-Exempt Money Fund(3,5)

STATE-SPECIFIC
TAX-FREE INCOME(6)
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)

1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

3. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

6. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

7. Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           09/02

[GRAPHIC OMITTED]
FRANKLIN[R] TEMPLETON[R]
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906


WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY
AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.


ANNUAL REPORT

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Smaller Companies Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

[GRAPHIC OMITTED]
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103  A2002 10/02                            Printed on recycled paper